UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

777 E. Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Report to Stockholders.

(a)

Becker Value Equity Fund
Retail Class | BVEFX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Becker Value Equity Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$88	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the Becker Value Equity Fund generated a total return of 26.55% and underperformed its benchmark, the Russell 1000 Value Index, by 4.43%. Generally, the fund was positioned for a less exuberant market environment than the one that transpired. It’s exposure to companies that have historically benefited from trade down by consumers was also punished as low-income consumers struggled during the fiscal year but higher income consumers continued to prosper and were not forced to trade down.
For the 12-month period, sector allocation and stock selection both detracted from performance by a similar proportion. Stock selection in Consumer Staples and Information Technology and sector allocation in Financials were the primary relative detractors for the period. Partially offsetting these relative headwinds were stock selection in Energy and Industrials.
The top 5 relative contributors for the year were Embraer S.A., Blackrock Inc., Goldman Sachs, Koninklijke Phillips N.V. (“Phillips”), and QUALCOMM Inc. The top 5 relative detractors for the year were Dollar Tree, Inc., Methanex Corporation, Grocery Outlet, Molina Healthcare and Cisco Systems.
During the year, we initiated positions in Adobe Systems, Baxter International, Intel, Nike, and PayPal. Conversely, we exited Medtronic, Starbucks, and Warner Bros. Discovery throughout the 12-month period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Becker Value Equity Fund	PAGE 1	TSR-AR-74316J516

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	26.55	10.64	8.04
Russell 3000 Total Return	37.86	14.60	12.44
Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$96,319,299
Number of Holdings	48
Net Advisory Fee	$276,345
Portfolio Turnover	20%
Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of net assets)
Blackrock, Inc.	3.7%
Berkshire Hathaway, Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Cisco Systems, Inc.	3.1%
First American Treasury Obligations Fund	3.1%
Goldman Sachs Group, Inc.	3.0%
Home Depot, Inc.	2.9%
RTX Corp.	2.9%
Carrier Global Corp.	2.9%
FirstEnergy Corp.	2.9%
Top Sectors* (% of net assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxyinformation, scan the QR code or visithttps://www.beckercap.com/mutual-fund/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Becker Capital Management, Inc. documents not be householded, please contact Becker Capital Management, Inc. at (800) 551-3998, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Becker Capital Management, Inc. or your financial intermediary.
Becker Value Equity Fund	PAGE 2	TSR-AR-74316J516

Becker Value Equity Fund
Institutional Class | BVEIX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Becker Value Equity Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the Becker Value Equity Fund generated a total return of 26.63% and underperformed its benchmark, the Russell 1000 Value Index, by 4.35%. Generally, the fund was positioned for a less exuberant market environment than the one that transpired. It’s exposure to companies that have historically benefited from trade down by consumers was also punished as low-income consumers struggled during the fiscal year but higher income consumers continued to prosper and were not forced to trade down.
For the 12-month period, sector allocation and stock selection both detracted from performance by a similar proportion. Stock selection in Consumer Staples and Information Technology and sector allocation in Financials were the primary relative detractors for the period. Partially offsetting these relative headwinds were stock selection in Energy and Industrials.
The top 5 relative contributors for the year were Embraer S.A., Blackrock Inc., Goldman Sachs, Koninklijke Phillips N.V. (“Phillips”), and QUALCOMM Inc. The top 5 relative detractors for the year were Dollar Tree, Inc., Methanex Corporation, Grocery Outlet, Molina Healthcare and Cisco Systems.
During the year, we initiated positions in Adobe Systems, Baxter International, Intel, Nike, and PayPal. Conversely, we exited Medtronic, Starbucks, and Warner Bros. Discovery throughout the 12-month period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Becker Value Equity Fund	PAGE 1	TSR-AR-74316J490

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	26.63	10.75	8.16
Russell 3000 Total Return	37.86	14.60	12.44
Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$96,319,299
Number of Holdings	48
Net Advisory Fee	$276,345
Portfolio Turnover	20%
Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of net assets)
Blackrock, Inc.	3.7%
Berkshire Hathaway, Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Cisco Systems, Inc.	3.1%
First American Treasury Obligations Fund	3.1%
Goldman Sachs Group, Inc.	3.0%
Home Depot, Inc.	2.9%
RTX Corp.	2.9%
Carrier Global Corp.	2.9%
FirstEnergy Corp.	2.9%
Top Sectors* (% of net assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxyinformation, scan the QR code or visithttps://www.beckercap.com/mutual-fund/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Becker Capital Management, Inc. documents not be householded, please contact Becker Capital Management, Inc. at (800) 551-3998, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Becker Capital Management, Inc. or your financial intermediary.
Becker Value Equity Fund	PAGE 2	TSR-AR-74316J490

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Becker Value Equity Fund

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$22,850	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Becker Value Equity Fund

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Becker Value Equity Fund

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Retail Class: BVEFX
Institutional Class: BVEIX
Annual Report
October 31, 2024

Becker Value Equity Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 6.0%
Alphabet, Inc. - Class A	10,015	$1,713,667
Verizon Communications, Inc.	55,195	2,325,365
Walt Disney Co.	18,415	1,771,523
		5,810,555
Consumer Discretionary - 7.3%
Amazon.com, Inc.(a)	9,685	1,805,284
AutoZone, Inc.(a)	550	1,654,950
Home Depot, Inc.	7,191	2,831,456
NIKE, Inc. - Class B	9,255	713,838
		7,005,528
Consumer Staples - 5.6%
Procter & Gamble Co.	8,510	1,405,682
Sysco Corp.	31,410	2,354,179
Walmart, Inc.	20,109	1,647,933
		5,407,794
Energy - 7.0%
Chevron Corp.	7,827	1,164,814
Exxon Mobil Corp.	20,056	2,342,140
Kinder Morgan, Inc.	88,624	2,172,174
Shell PLC - ADR	15,346	1,036,622
		6,715,750
Financials - 21.4%
Berkshire Hathaway, Inc. - Class B(a)	7,520	3,390,919
Blackrock, Inc.	3,680	3,610,190
Charles Schwab Corp.	35,730	2,530,756
Chubb Ltd.	9,310	2,629,516
Goldman Sachs Group, Inc.	5,644	2,922,407
JPMorgan Chase & Co.	15,265	3,387,609
PayPal Holdings, Inc.(a)	27,010	2,141,893
		20,613,290
Health Care - 15.3%
Baxter International, Inc.	44,480	1,587,936
Johnson & Johnson	12,875	2,058,197
Koninklijke Philips NV(a)	52,619	1,378,618
McKesson Corp.	3,370	1,686,988
Merck & Co., Inc.	10,945	1,119,892
Molina Healthcare, Inc.(a)	3,885	1,247,940
Pfizer, Inc.	23,135	654,721
Quest Diagnostics, Inc.	16,353	2,531,935
Sanofi SA - ADR	47,110	2,491,177
		14,757,404
Industrials - 11.1%
Carrier Global Corp.	38,685	2,813,173
Eaton Corp. PLC	5,925	1,964,612
Embraer SA - ADR(a)	43,710	1,465,159
General Dynamics Corp.	5,710	1,665,093
RTX Corp.	23,381	2,828,867
		10,736,904

	Shares	Value
Information Technology - 12.4%
Adobe, Inc.(a)	1,900	$908,352
Apple, Inc.	7,965	1,799,373
Cisco Systems, Inc.	54,045	2,960,045
Intel Corp.	34,180	735,553
Microsoft Corp.	4,480	1,820,448
QUALCOMM, Inc.	11,035	1,796,167
Salesforce, Inc.	6,495	1,892,448
		11,912,386
Materials - 5.0%
Air Products and Chemicals, Inc.	8,275	2,569,636
Methanex Corp.	24,680	966,716
Newmont Corp.	27,410	1,245,510
		4,781,862
Utilities - 5.8%
FirstEnergy Corp.	66,876	2,797,423
Southern Co.	30,620	2,787,339
		5,584,762
TOTAL COMMON STOCKS (Cost $58,583,243)		93,326,235
SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
First American Treasury Obligations Fund - Class X, 4.79%(b)	2,959,640	2,959,640
TOTAL SHORT-TERM INVESTMENTS (Cost $2,959,640)		2,959,640
TOTAL INVESTMENTS - 100.0% (Cost $61,542,883)		96,285,875
Other Assets in Excess of Liabilities - 0.0%(c)		33,424
TOTAL NET ASSETS - 100.0%		$96,319,299

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Becker Value Equity Fund
Statement of Assets and Liabilities
October 31, 2024

ASSETS:
Investments, at value	$96,285,875
Dividends receivable	155,889
Interest receivable	10,857
Receivable for fund shares sold	9,157
Prepaid expenses and other assets	21,270
Total assets	96,483,048
LIABILITIES:
Payable for distribution and shareholder servicing fees	35,265
Payable to adviser	32,883
Payable for audit fees	31,358
Payable for fund administration fees	13,080
Payable for accounting fees	7,584
Payable for printing and mailing	11,209
Payable for transfer agent fees and expenses	10,239
Payable for capital shares redeemed	4,700
Payable for compliance fees	2,920
Payable for custodian fees	1,804
Payable for expenses and other liabilities	12,707
Total liabilities	163,749
NET ASSETS	$ 96,319,299
NET ASSETS CONSISTS OF:
Paid-in capital	$56,035,298
Total distributable earnings	40,284,001
Total net assets	$ 96,319,299
Institutional Class
Net assets	$67,510,930
Shares issued and outstanding(a)	3,225,750
Net asset value per share	$20.93
Retail Class
Net assets	$28,808,369
Shares issued and outstanding(a)	1,386,622
Net asset value per share	$20.78
COST:
Investments, at cost	$61,542,883

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Becker Value Equity Fund
Statement of Operations
For the Year Ended October 31, 2024

INVESTMENT INCOME:
Dividend income	$1,766,706
Less: Dividend withholding taxes	(17,217)
Less: Issuance fees	(6,038)
Interest income	164,150
Other income	658
Total investment income	1,908,259
EXPENSES:
Investment advisory fee	517,567
Fund administration fees	77,727
Transfer agent fees	61,260
Accounting fees	44,915
Federal and state registration fees	35,276
Audit fees	31,286
Trustees’ fees	30,106
Shareholder service costs - Retail Class	28,660
Legal fees	15,825
Compliance fees	15,378
Reports to shareholders	9,393
Custodian fees	6,643
Other expenses and fees	35,746
Total expenses	909,782
Expense reimbursement by Adviser	(241,222)
Net expenses	668,560
Net investment income	1,239,699
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	5,054,543
Net realized gain	5,054,543
Net change in unrealized appreciation on:
Investments	15,369,657
Net change in unrealized appreciation	15,369,657
Net realized and unrealized gain	20,424,200
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 21,663,899

The accompanying notes are an integral part of these financial statements.

3

Becker Value Equity Fund
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment income	$1,239,699	$1,290,419
Net realized gain	5,054,543	10,055,702
Net change in unrealized appreciation/(depreciation)	15,369,657	(8,834,186)
Net increase in net assets from operations	21,663,899	2,511,935
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Institutional Class	(6,646,523)	(5,207,768)
Distributions to shareholders - Retail Class	(3,035,016)	(2,229,878)
Total distributions to shareholders	(9,681,539)	(7,437,646)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	1,776,348	1,919,306
Reinvestments - Institutional Class	6,531,315	5,085,467
Redemptions - Institutional Class	(7,335,347)	(19,305,117)
Redemption fees - Institutional Class	48	—
Subscriptions - Retail Class	1,003,834	781,150
Reinvestments - Retail Class	2,995,000	2,200,857
Redemptions - Retail Class	(4,754,964)	(4,119,793)
Redemption fees - Retail Class	21	2
Net increase (decrease) in net assets from capital transactions	216,255	(13,438,128)
NET INCREASE (DECREASE) IN NET ASSETS	12,198,615	(18,363,839)
NET ASSETS:
Beginning of the year	84,120,684	102,484,523
End of the year	$ 96,319,299	$84,120,684
SHARES TRANSACTIONS
Subscriptions - Institutional Class	92,029	100,799
Reinvestments - Institutional Class	369,209	273,854
Redemptions - Institutional Class	(377,139)	(979,013)
Subscriptions - Retail Class	52,419	40,886
Reinvestments - Retail Class	170,364	119,030
Redemptions - Retail Class	(247,252)	(214,674)
Total decrease in shares outstanding	59,630	(659,118)

The accompanying notes are an integral part of these financial statements.

4

Becker Value Equity Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$18.51	$19.69	$23.67	$16.49	$18.01
INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.27	0.25	0.33	0.35
Net realized and unrealized gain (loss) on investments(b)	4.27	0.12	(1.59)	7.33	(1.43)
Total from investment operations	4.54	0.39	(1.34)	7.66	(1.08)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.30)	(0.31)	(0.48)	(0.44)
Net realized gains	(1.83)	(1.27)	(2.33)	—	—
Total distributions	(2.12)	(1.57)	(2.64)	(0.48)	(0.44)
Redemption fee per share	0.00(c)	—	—	0.00(c)	0.00(c)
Net asset value, end of year	$20.93	$18.51	$19.69	$23.67	$16.49
TOTAL RETURN	26.63%	1.97%	(6.51)%	47.22%	(6.27)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$67,511	$58,141	$73,741	$116,680	$84,483
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.94%	0.90%	0.82%	0.78%	0.78%
After expense reimbursement/recoupment	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets	1.35%	1.43%	1.23%	1.57%	2.03%
Portfolio turnover rate	20%	31%	28%	28%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

5

Becker Value Equity Fund
Financial Highlights
Retail Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$18.41	$19.61	$23.59	$16.43	$17.94
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.25	0.23	0.31	0.33
Net realized and unrealized gain (loss) on investments(b)	4.26	0.12	(1.60)	7.31	(1.43)
Total from investment operations	4.50	0.37	(1.37)	7.62	(1.10)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.30)	(0.28)	(0.46)	(0.41)
Net realized gains	(1.83)	(1.27)	(2.33)	—	—
Total distributions	(2.13)	(1.57)	(2.61)	(0.46)	(0.41)
Redemption fee per share	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of year	$20.78	$18.41	$19.61	$23.59	$16.43
TOTAL RETURN	26.55%	1.86%	(6.63)%	47.10%	(6.36)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$28,808	$25,980	$28,743	$33,722	$25,880
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.04%	1.00%	0.93%	0.88%	0.88%
After expense reimbursement/recoupment	0.78%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	1.25%	1.32%	1.13%	1.48%	1.94%
Portfolio turnover rate	20%	31%	28%	28%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

6

Becker Value Equity Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024
NOTE 1 – ORGANIZATION
The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”
The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service fees. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, which are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Becker Capital Management (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

7

Becker Value Equity Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. See the Schedule of Investments for sector breakouts.

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$93,326,235	$ —	$ —	$93,326,235
Money Market Funds	2,959,640	—	—	2,959,640
Total Investments	$ 96,285,875	$—	$—	$96,285,875

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the Fund’s most recent fiscal year end October 31, 2024, the Fund had no late year losses or capital loss carry-forwards.
As of October 31, 2024, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2024, the Fund was not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective

8

Becker Value Equity Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non- cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, the following adjustments were made:

Distributable (Accumulated) Earnings (Losses)	Paid In Capital
$(477,131)	$477,131

K.
Subsequent Events. In preparing these financial statements, the Fund have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Becker Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee at the annual rate

9

Becker Value Equity Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
of 0.55% based upon the average daily net assets of the Fund. For the fiscal year ended October 31, 2024, the advisory fees incurred by the Fund are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to limit the annual ratio of expenses of the Fund’s average daily net assets (“Expense Cap”) to 0.68% (excluding Rule 12b-1 fees and any other class-specific expenses). The Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty (60) days written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. At October 31, 2024, the remaining cumulative unreimbursed amount waived by the Advisor on behalf of the Fund that may be reimbursed was $618,336. The Advisor may recapture a portion of the above amount no later than the dates stated below:

Year of Expiration	Amount
October 31, 2025	$175,841
October 31, 2026	201,273
October 31, 2027	241,222

The amount of fees and expenses waived and reimbursed by the Advisor during the fiscal year ended October 31, 2024 are disclosed in the Statement of Operations. Any amount due from the Advisor is paid monthly to the Fund, if applicable.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Fund’s administrator, fund accountant and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of Fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the fiscal year ended October 31, 2024, are disclosed in the Statement of Operations.
Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the fiscal year ended October 31, 2024, the cost from purchases of securities, excluding short-term securities, for the Fund was $17,947,804. The proceeds from sales and maturities of securities, excluding short-term securities, for the Fund were $25,235,472. There were no reportable purchases or sales of U.S. Government obligations for fiscal year ended October 31, 2024.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2024 and the year ended October 31, 2023 were as follows:

	2024	2023
Ordinary Income	$1,321,649	$1,412,584
Long-term capital gain	8,359,890	6,025,062

10

Becker Value Equity Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$ 61,542,883
Gross tax unrealized appreciation	35,127,209
Gross tax unrealized depreciation	(384,217)
Gross tax unrealized appreciation/depreciation	34,742,992
Undistributed ordinary income	973,958
Undistributed long-term capital gain	4,567,051
Total distributable earnings	5,541,009
Other accumulated gain (loss)	—
Total distributable (accumulated) earnings (losses)	$ 40,284,001

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the fiscal year ended October 31, 2024 was as follows:

Maximum available credit	$4,500,000
Largest amount outstanding on an individual day	—
Average balance when in use	—
Credit facility outstanding as of October 31, 2024	—
Average interest rate when in use	—

Interest expense for the fiscal year ended October 31, 2024, is disclosed in the Statement of Operations, if applicable.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of Becker Value Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Becker Value Equity Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 27, 2024

12

BECKER VALUE EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
At a meeting held on August 14-15, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Becker Capital Management, Inc. (the “Advisor”) for the Becker Value Equity Fund (the “Fund”) for another annual term. At this meeting and at a prior meeting held on June 14, 2024, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2024. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund underperformed its Morningstar peer group average for the one-, three- and five- and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-year and ten-year periods and outperformed for the three- and five-year periods.
The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting that the Fund underperformed its benchmark for the one- and ten-year periods and outperformed for the three- and five-year periods.
The Trustees also considered performance differences between the Fund and a representative account in the Advisor’s large cap value strategy and the reasons provided by the Advisor for such differences.
3. The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised

13

BECKER VALUE EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.68% for the Fund excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was lower than that of its peer group average. The Board also considered that the Fund’s advisory fee was at the median and below average of its Cohort and the net expense ratio was lower than that of its Cohort median and average. The Trustees also took into consideration the services the Advisor provided to its similarly managed separate account clients, comparing the fees charged for those management services to the fees charged to the Fund and noted that the fees can differ due to a number of factors. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Advisor and its affiliates from its relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund, and considered any additional material benefits derived by the Advisor from their relationship with the Fund, particularly benefits received in exchange for “soft dollars” paid to the Advisor. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Fund.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

14

Becker Value Equity Fund
ADDITIONAL INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended Oct 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Becker Value Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended Oct 31, 2024 was as follows:

Becker Value Equity Fund	100.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is available without charge, upon request by calling (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund’s quarterly holdings for the most recent fiscal year can be obtained by accessing the Fund’s website at www.beckercap.com/mutual-fund. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (800) 551-3998

15

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/10/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/10/25

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	1/10/25

* Print the name and title of each signing officer under his or her signature.